INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES	12 Months Ended
Dec. 31, 2023
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 15 – INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

Income tax payable by company is presented below:

	As of December 31,
	2023	2022
Núcleo	1,262	782
NYSSA	148	125
Adesol	104	60
Pem	38	6
Opalker	10	3
	(*) 1,562	976

(*)Includes $ (2,808) million corresponding to the currency translation adjustments on initial balances of foreign subsidiaries, RECPAM and to compensation made with tax credits.

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable are presented below:

		As of December 31,
		2023	2022
Tax carryforward		(494,367)	(94,690)
Allowance for doubtful accounts		(16,783)	(27,971)
Legal Claims and contingent liabilities		(7,316)	(9,386)
PP&E, intangible assets and right of use assets		622,539	666,335
Cash dividends from foreign companies		13,632	7,589
Income tax inflation adjustment effect		330,668	256,107
Other deferred tax liabilities (assets), net		(158)	(5,050)
Total deferred tax liabilities, net		448,215	792,934
Actions for recourse tax receivable		(888)	(2,765)
Total deferred tax liability, net	(*)	447,327	790,169

Net deferred tax assets		(13,815)	(7,698)
Net deferred tax liabilities		461,142	797,867
(*)	Includes $ (1,901) million of currency translation adjustments on foreign subsidiaries’ initial balances.

As of December 31, 2023, Telecom Argentina and some subsidiaries have cumulative tax loss carryforwards of $1,412,864 million (including $248 million of unrecognized tax loss carryforwards for considering them non-recoverable), that calculated considering statutory income tax rate, represent a deferred tax asset of $494,367 million.

The detail of the maturities of estimated tax carryforward is disclosed:

		Tax carryforward
Company	Tax carryforward	amount as of	Tax carryforward
	generation year	12.31.2023	expiration year
Telecom	2022	307,623	2027
Telecom	2023	1,083,494	2028
Micro Sistemas	2021	240	2026
Micro Sistemas	2022	3,424	2027
Micro Sistemas	2023	17,505	2028
Interradios	2023	3	2028
Ubiquo	2022	128	No deadline
Ubiquo	2023	199	No deadline
AVC Continente Audiovisual	2021	3	2026
AVC Continente Audiovisual	2022	37	2027
AVC Continente Audiovisual	2023	135	2028
Cable Imagen	2021	6	2026
Cable Imagen	2022	16	2027
Cable Imagen	2023	51	2028
		1,412,864

Income tax benefit (expense) differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2023	2022	2021

	Profit (loss)
Income (loss) before income tax expense	(587,944)	(722,915)	262,399
Non-taxable items – Earnings from associates and joint ventures	1,888	(2,550)	(2,398)
Non-taxable items – Impairment of Goodwill charges	—	759,722	4,045
Non-taxable items – Other	1,299	4,771	(6,901)
Restatement in current currency of Equity, Goodwill and others	1,016,337	779,531	616,961
Subtotal	431,580	818,559	874,106
Effective income tax rate	33.65%	34.41%	34.34%
Income tax expense at statutory tax rate of each subsidiary	(145,208)	(281,689)	(300,149)
Deferred tax liability restatement in current currency and others	924,425	674,272	357,714
Income tax inflation adjustment	(429,765)	(306,768)	(254,280)
Actions for recourse	—	(3)	44
Income tax on cash dividends of foreign companies	(11,195)	(3,276)	(5,434)
Income tax benefit (expense) (*)	338,257	82,536	(202,105)

Current tax	(2,899)	54,562	(113,011)
Deferred tax	341,156	27,974	(89,094)
Income tax benefit (expense)	338,257	82,536	(202,105)

(*)In 2023 includes $ (571) million corresponding to the adjustment made in the Income tax affidavit of 2022.

In 2022 includes $57,891 million corresponding to the adjustment made in the Income tax affidavit of 2021, which includes, among others, the effects related to the full application of the tax inflation adjustment mechanisms detailed in “Income Tax – Inflation Adjustment for Tax Purposes”.

In 2021 includes the effect of the change in the income tax rate provided for in Law No. 27,630 generated by the recalculation of the tax impact on balances at the beginning and on the result of the period, for approximately $(357,066) million.

Income tax - Actions for recourse filed with the Tax Authority

During 2015 and 2022, Telecom Argentina filed actions for recourse with the AFIP to claim the full tax overpaid for fiscal years from 2009 to 2017 for a total amount of approximately $2,039 million plus interest, under the argument that the lack of application of the income tax inflation adjustment is confiscatory based on the similarities with the parameters put forward in the matter of “Candy S.A.” as in the matter of “Distribuidora Gas del Centro”, heard by the National Supreme Court of Justice in whose verdicts, the Supreme Court ruled for the application of the inflation adjustment mechanism for the 2002 fiscal year.

In the years 2019, 2021 and 2022, the AFIP has rejected the actions for recourse corresponding to fiscal years 2009 to 2013 and 2015.Therefore, Telecom filed four actions for recourse before the National Court of First Instance.

The Company’s Management, with the assistance of its tax advisors, understands that the arguments presented by the Company follow the same criteria as those considered by the Supreme Court of Justice in similar precedents, among others. Therefore, the Company should obtain a favorable resolution to such claims.

Consequently, the Company maintained a non-current tax credit of $888 million as of December 31, 2023. For the measurement and update of the tax credit, the Company has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood according to the jurisprudential antecedents known as of the date of these consolidated financial statements.

Income Tax – Inflation Adjustment for Tax Purposes

Given the judicial precedents detailed above related to the different mechanisms used to recognize the effect of inflation in the assessment of income tax, on May 6, 2022, the Company filed the income tax return corresponding to fiscal year 2021, taking into account the restatement of the tax amortization of all its fixed and intangible assets pursuant to Articles 87 and 88 of the Income Tax Law and applying the tax loss carry-forwards from previous years in accordance with the restatement mechanism provided under Article 25 of such Law.

Taxes were so assessed because failure to apply the above-mentioned inflation adjustment mechanisms for tax purposes would result in actual taxable income that would yield an effective tax rate for fiscal year 2021 that qualifies as confiscatory. If the Company had not fully applied the inflation adjustment mechanisms for tax purposes, the income tax due would have absorbed 100% of the Company’s taxable income and would have even absorbed part of the equity value that generates said taxable income, yielding an effective tax rate of 146.6%.This would have exceeded any reasonable limits to the burden of taxation, thus qualifying as confiscatory and seriously infringing Telecom’s constitutional guarantees and rights.

Therefore, together with its income tax return for the 2021 fiscal period 2021, the Company made a filing with the AFIP, protected by tax secrecy procedural regulations, in order to safeguard its rights, in the spirit of transparency that guides Telecom’s actions.

As a consequence of the foregoing, the income tax due for the year 2022 includes a decrease of $7,517 million ($39,287 million in current currency as of December 31, 2023), assessed taking into account the weighted probability of occurrence, based on the above-mentioned judicial precedents.

The Company’s Management, with the assistance of its tax advisors, believes that the arguments presented by the Company in its filing with the AFIP follow the same criteria as those disclosed under “Income Tax – Reimbursement Claims filed with the Tax Authority” which were considered by the Supreme Court of Justice in the precedents cited above, among others. Therefore, the Company believes that it has strong grounds to defend the criteria applied.